Trade Payables and Customer Advances (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Breakdown for Trade Payables and Customer Advances Explanatory
The following table provides a breakdown for trade payables and customer advances:

(Euro thousands)	At December 31,
	2021	2020
Trade payables	177,801	150,257
Customer advances	45,236	38,085

Total trade payables including customer advances	223,037	188,342